Document and Entity Information	Sep. 22, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001832511
Document Type	8-K
Document Period End Date	Sep. 22, 2021
Entity Registrant Name	Foresight Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40033
Entity Tax Identification Number	85-2992794
Entity Address, Address Line One	233 N. Michigan Avenue
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	882-8897
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Trading Symbol	FOREU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FORE
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	FOREW
Security Exchange Name	NASDAQ